DERIVATIVE FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2024
DERIVATIVE FINANCIAL INSTRUMENTS
Summary of operation related to derivatives

	12/31/2024	12/31/2023
Amounts receivable for spot and forward transactions pending settlement	4,496,177	6,248,965
Amounts payable for spot and forward transactions pending settlement	131,633	345,005
Put option taken with Central Bank	—	1,670,362
	4,627,810	8,264,332

Summary of notional value of options and outstanding forward and futures contracts

	12/31/2024	12/31/2023
Forward sales of foreign exchange without delivery of underlying assets	34,763,674	36,940,912
Forward purchases of foreign exchange without delivery of underlying assets	47,490,640	45,288,709